Document and Entity Information	9 Months Ended
Sep. 30, 2011
Document and Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jan. 18, 2012
Entity Registrant Name	USA Synthetic Fuel Corp
Entity Central Index Key	0001487920
Entity Filer Category	Smaller Reporting Company